Long-Term Notes Receivable and Other Assets	12 Months Ended
Dec. 31, 2019
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Long-Term Notes Receivable and Other Assets
NOTE 15.	LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS

A.	Long-term notes receivable
As of December 31, 2019 and 2018, the balance of long-term notes receivable was as follows:

	2019		2018
Promissory notes issued by the Mexican Government	Ps.	121,624,852	Ps.	118,827,894
Other long-term notes receivable (1)		940,454		1,000,704

Total long-term notes receivable	Ps.	122,565,306	Ps.	119,828,598

(1)	Mainly collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.

Promissory notes issued by the Mexican Government

	2019		2018
Total promissory notes issued by the Mexican Government	Ps.	126,534,822		Ps 156,981,745
Less: current portion of notes receivable issued by the Mexican Government, net of expected credit losses (2)		4,909,970		38,153,851

Long-term promissory notes	Ps.	121,624,852	Ps.	118,827,894

(2)
The amount reflects the principal and interest from promissory note 4 in 2019 and promissory notes 3 and 21 to 26A in 2018 ,as well as promissory notes matured on March 31, 2020 and 2019, respectively.

On December 24, 2015, the SHCP published in the Official Gazette of the Federation the
Disposiciones de carácter general relativas a la asunción por parte del Gobierno Federal de obligaciones de pago de pensiones y jubilaciones a cargo de Petróleos Mexicanos y sus empresas productivas subsidiarias
(General provisions regarding the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its productive state-owned subsidiaries). These regulations stated the terms, conditions, financing mechanisms and payment arrangements pursuant to which the SHCP would assume a portion of the payment obligations related to PEMEX’s pensions and retirement plans. An independent expert reviewed the calculation, the methodology used, the maturity profile and all of the information provided by PEMEX.
In accordance with these provisions and prior to the completion of the independent expert’s review described above, on December 24, 2015, the Mexican Government issued in advance payment, through the SHCP, a Ps. 50,000,000 non-negotiable
promissory note due December 31, 2050 payable to Petróleos Mexicanos. The promissory note, which accrued interest at a rate of 6.93% per year, was recognized as a long-term note receivable in non-current
assets once the independent expert named by SHCP concluded its review.
On August 5, 2016, Petróleos Mexicanos received promissory notes issued by the Mexican Government at a discount value of Ps. 184,230,586 as of June 29, 2016, as part of the Mexican Government’s assumption of a portion of the payment liabilities related to Petróleos Mexicanos and Subsidiary Entities’ pensions and retirement plans, which notes were delivered in exchange for the Ps. 50,000,000 promissory notes issued to Petróleos Mexicanos on December 24, 2015. On August 15, 2016, Petróleos Mexicanos exchanged Ps. 47,000,000 of these promissory notes for short-term floating rate Mexican Government debt securities, known as
Bonos de Desarrollo del Gobierno Federal
(Development Bonds of the Mexican Government or “BONDES D”). Petróleos Mexicanos then sold the BONDES D to Mexican development banks at market prices.
Petróleos Mexicanos recognized a Ps. 135,439,612 increase in equity as a result of the Ps. 184,230,586 of the promissory notes as of June 29, 2016, minus the Ps. 50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which PEMEX received the promissory notes.

As of December 31, 2019 and 2018, these promissory notes amounted to Ps. 126,534,822 and Ps. 156,981,745, respectively. PEMEX intends to hold them to maturity. These promissory notes will be converted into cash with annual maturity dates ranging from 2020 to 2036 and yielding rates ranging from 5.39% to 7.00%, as follows:

As of December 31, 2019
Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
1	2020	5.39%	Ps.	4,909,970	(1)
1	2021	5.57%		5,846,979
1	2022	5.74%		6,500,329
1	2023	5.88%		7,112,804
1	2024	5.99%		7,534,758
5	2025 to 2029	6.06% to 6.62%		40,018,603
5	2030 to 2034	6.70% to 6.90%		39,692,547
2	2035 to 2036	6.95% to 7.00%		14,918,832

	Total promissory notes		Ps.	126,534,822
	Less: current portion			4,909,970

	Long-term notes receivable		Ps.	121,624,852

(1)	The amount of the promissory note is Ps. 4,917,970, less an impairment of Ps. 8,000.
From January 1 to December 31, 2019 and 2018 PEMEX recognized Ps. 8,266,574 and Ps. 9,737,131, respectively in accrued interests from these promissory notes. This amount was recognized as financing income in the consolidated statement of comprehensive income.
Yield rates for these promissory notes are fixed all throughout their lifespans and up to their maturities. In addition, PEMEX believes the promissory notes do not have a credit risk because they are issued by the Mexican Government in Mexican pesos. The expected credit losses as of December 31, 2019 were Ps. 8,000 which are presented net from the current portion of notes receivable.
As of December 31, 2019, as part of the Mexican Government’s strategy to finance PEMEX, Petróleos Mexicanos received the prepayment of 7 promissory notes (one maturing in 2019 and 6 in anticipated form) in the amount of Ps. 38,704,883 (Ps. 32,493,666 of principal and Ps. 6,211,217 of interest), which was transferred to the
Fideicomiso Fondo Laboral Pemex
(“Pemex Labor Fund” or “FOLAPE”) for the obligation payment related to its pension and retirement plan obligation. The monetization of 2 promissory notes took place after the document’s expiration date, resulting in additional interest of Ps. 614.
As of December 31, 2018 two promissory notes have expired: the first with maturity on March 31, 2017 in the amount of Ps. 1,562,288 (Ps. 1,518,932 of principal and Ps. 43,356 of interest), and the second with maturity on March 31, 2018 in the amount of Ps. 2,551,024 (Ps. 2,364,053 of principal and Ps. 186,971 of interest), which were transferred to the FOLAPE, for the payment obligations related to pensions and retirement plans. The payment of the second promissory note was carried out two days after the expiration date, which generated additional interest of Ps. 644. The monetized amount of the second promissory note was Ps. 2,551,668 (Ps. 2,364,053 of principal and Ps. 187,615 of interest).

B.	Other assets
At December 31, 2019 and 2018, the balance of other assets was as follows:

	2019		2018
Insurance	Ps.	2,967,625	Ps.	3,591,079
Payments in advance		2,650,251		1,114,513
Other		1,518,801		1,720,218

Total other assets	Ps.	7,136,677	Ps.	6,425,810